PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net, consists of the following:

In thousands	December 31, 2021	December 31, 2020
Production facilities	$53,590	$9,046
Furniture, fittings & equipment	5,223	957
Industrial property	3,659	—
Vehicles	244	55
Assets under construction	68,207	19,340
Less: accumulated depreciation	(2,761)	(891)
Total property, plant and equipment, net	$128,162	$28,506
Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $2,238 thousand and $523 thousand, respectively.
The Company recorded an impairment on certain assets at a facility under construction during 2021 that were damaged. The total loss incurred was $1,051 thousand prior to any insurance reimbursements. During 2021, the Company received approximately $650 thousand in proceeds from its insurance carrier. The Company expects to recover the remaining amount of the loss from its insurance carrier during the year ended December 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net, consists of the following:

In thousands	Unaudited March 31, 2022	December 31, 2021
Production facilities	$63,823	$53,590
Furniture, fittings & equipment	5,337	5,223
Industrial property	—	3,659
Vehicles	402	244
Assets under construction	74,902	68,207
Less: accumulated depreciation	(4,022)	(2,761)
Total property, plant and equipment, net	$140,442	$128,162
Depreciation expense for the quarters ended March 31, 2022 and 2021 amounted to $1,261 thousand and $168 thousand, respectively.